CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (5,634,971)	$ (21,665,704)	$ (1,651,273)
Less: Net loss from discontinued operations	0	(8,360,322)	(957,955)
Net loss from continuing operations	(5,634,971)	(13,305,382)	(693,318)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for doubtful accounts	3,138	1,750,909	0
Impairment loss of intangible assets	3,144,053	1,292,568	835,344
Depreciation of fixed assets and amortization of intangible assets	28,950	0	0
Stock-based compensation	558,395	8,349,862	286,132
Loss from disposal of subsidiaries	4,664	0	0
Other income/(expenses)	23,318		0
Changes in operating assets and liabilities, net of effect of acquisitions:
Digital assets generated from mining business	(783,438)	(664,307)	0
Digital assets received as payment	0	(5,864)	(17,863)
Digital assets used to pay expenses	0	2,141,375	6,924
Disposal of digital assets	998,902	325,987	647
Accounts receivable, net of allowance	0	380,510	835,533
Prepaid expenses and other current assets	1,281,109	(1,105,481)	(740,150)
Right-of-use assets	(873,878)	0	0
Deferred tax assets	(251,005)	0	0
Accounts payable	22,075	0	0
Advance from customers	80,000	0	0
Accrued expenses and other current liabilities	(87,867)	(184,429)	(161,626)
Lease liabilities	904,132	0	0
Net cash (used in)/provided by continuing operations	(582,423)	(1,024,252)	351,623
Net cash used in discontinued operations	0	(386,777)	(957,591)
Net cash used in operating activities	(582,423)	(1,411,029)	(605,968)
Cash flows from investing activities:
Purchase of fixed assets	(7,222)	0	0
Loan to affiliate person	(25,000)	0	0
Net cash used in continuing operations	(32,222)	0	0
Net cash provided by discontinued operations	0	0	144
Net cash (used in)/provided by investing activities	(32,222)	0	144
Cash flows from financing activities:
Issuance of common stock	7,900,300	713,082	300,000
Borrowings	400,000	935,793	0
Cash paid for debt	(579,875)	(93,091)	0
Net cash provided by continuing operations	7,720,425	1,555,784	300,000
Net cash provided by discontinued operations	0	120,419	0
Net cash provided by financing activities	7,720,425	1,676,203	300,000
Effect of exchange rate changes by continuing operations	(8,543)	2,953	43,374
Effect of exchange rate changes by discontinued operations	0	403	2,022
Effect of exchange rate changes	(8,543)	3,356	45,396
Increase/(decrease) in cash and cash equivalents	7,097,237	268,530	(260,428)
Cash and cash equivalents, beginning of the year		174,783	435,211
Cash and cash equivalents of continuing operations, end of the year	7,537,873	440,636	142,557
Cash and cash equivalents of discontinued operations, end of the year	0	2,677	32,226
Cash and cash equivalents, end of the year	7,537,873		174,783
Supplement disclosure of cash flow information:
Supplement disclosure of cash flow information Interest paid	$ 0	$ 0	$ 4